Related Party Transactions (Tables) - Applied Digital Cloud Corporation [Member]	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Cost Allocations From Parent

	Three Months Ended		Nine Months Ended
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Cost of revenues	$246	$706	$854	$2,181
Selling, general and administrative	—	—	—	(1,894)
	$246	$706	$854	$287

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Cost of revenues	$2,772	$1,891
Selling, general and administrative	(1,894)	9,734
	$878	$11,625

Schedule of Components of Parent Company Net Investment Activity

	Nine Months Ended
	February 28, 2026	February 28, 2025
Cash pooling and general financing activities	$(22,279)	$(9,660)
Corporate overhead and other allocations	6,068	94,000
Net transfers from the Parent as reflected in the Condensed Combined Statements of Cash Flows (unaudited)	(16,211)	84,340
Stock-based compensation expense	243	(1,529)
Net assets contributed by (distributed to) Parent	74,991	8,376
Net transfers from the Parent as reflected in the Condensed Combined Statements of Changes in Parent Company Net Investment (unaudited)	$59,023	$91,187

	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Cash pooling and general financing activities	$27,422	$(16,974)
Corporate overhead and other allocations	86,317	69,639
Net transfers from the Parent as reflected in the Combined Statements of Cash Flows	113,739	52,665
Stock-based compensation expense	(1,463)	10,135
Net assets (distributed to) contributed by Parent	(1,186)	50,064
Net transfers from the Parent as reflected in the Combined Statements of Changes in Parent Company Net Investment	$111,090	$112,864